NEWBUILDINGS (Details)		2 Months Ended	6 Months Ended	42 Months Ended
	Sep. 05, 2024 vessel	Sep. 05, 2024 vessel	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Jun. 30, 2022 vessel	Jun. 30, 2021 vessel
Property, Plant and Equipment [Line Items]
Newbuildings			$ 31,421,000	$ 31,421,000	$ 54,777,000
Newbuildings
Property, Plant and Equipment [Line Items]
Installments paid			50,218,000
Number of newbuildings			3	3
Capitalized interest expense			1,548,000	$ 1,548,000
Construction in progress, consideration transferred			$ 76,300,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of newbuildings under construction | vessel			2	2		10	10
Number of newbuildings acquired | vessel			2	8
Installments paid			$ 50,200,000
Number of newbuildings			4	$ 4
Capitalized interest expense			1,500,000	$ 1,500,000
Purchase commitment			$ 43,200,000
Sale and leaseback transaction					$ 85,000,000
Kamsarmax | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of newbuildings under construction | vessel	2	2
Number of newbuildings acquired | vessel	9	1
Number of newbuildings delivered | vessel	1	1